Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	July 2026
Payment Date	8/17/2026
Transaction Month	21
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,683,369,242.22	41,794		57.2 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$330,000,000.00	4.604%		December 15, 2025
Class A-2a Notes	$407,800,000.00	4.59%		October 15, 2027
Class A-2b Notes	$125,000,000.00	3.94539%	*	October 15, 2027
Class A-3 Notes	$532,800,000.00	4.61%		August 15, 2029
Class A-4 Notes	$104,400,000.00	4.66%		September 15, 2030
Class B Notes	$47,370,000.00	4.88%		September 15, 2030
Class C Notes	$31,570,000.00	0.00%		May 15, 2032
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.32%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,310,669.09

Principal:
Principal Collections	$23,113,995.72
Prepayments in Full	$13,067,942.31
Liquidation Proceeds	$816,862.05
Recoveries	$106,509.22
Sub Total	$37,105,309.30
Collections	$40,415,978.39

Purchase Amounts:
Purchase Amounts Related to Principal	$67,930.91
Purchase Amounts Related to Interest	$620.29
Sub Total	$68,551.20

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$40,484,529.59

Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	July 2026
Payment Date	8/17/2026
Transaction Month	21
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$40,484,529.59
Servicing Fee	$675,729.27	$675,729.27	$0.00	$0.00	$39,808,800.32
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$39,808,800.32
Interest - Class A-2a Notes	$51,707.92	$51,707.92	$0.00	$0.00	$39,757,092.40
Interest - Class A-2b Notes	$14,986.14	$14,986.14	$0.00	$0.00	$39,742,106.26
Interest - Class A-3 Notes	$2,046,840.00	$2,046,840.00	$0.00	$0.00	$37,695,266.26
Interest - Class A-4 Notes	$405,420.00	$405,420.00	$0.00	$0.00	$37,289,846.26
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$37,289,846.26
Interest - Class B Notes	$192,638.00	$192,638.00	$0.00	$0.00	$37,097,208.26
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$37,097,208.26
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$37,097,208.26
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$37,097,208.26
Regular Principal Payment	$35,398,926.31	$35,398,926.31	$0.00	$0.00	$1,698,281.95
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,698,281.95
Residual Released to Depositor	$0.00	$1,698,281.95	$0.00	$0.00	$0.00
Total		$40,484,529.59

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$35,398,926.31
Total					$35,398,926.31

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$13,518,409.54	$33.15	$51,707.92	$0.13	$13,570,117.46	$33.28
Class A-2b Notes	$4,143,700.82	$33.15	$14,986.14	$0.12	$4,158,686.96	$33.27
Class A-3 Notes	$17,736,815.95	$33.29	$2,046,840.00	$3.84	$19,783,655.95	$37.13
Class A-4 Notes	$0.00	$0.00	$405,420.00	$3.88	$405,420.00	$3.88
Class B Notes	$0.00	$0.00	$192,638.00	$4.07	$192,638.00	$4.07
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$35,398,926.31	$22.42	$2,711,592.06	$1.72	$38,110,518.37	$24.14

Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	July 2026
Payment Date	8/17/2026
Transaction Month	21

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$13,518,409.54	0.0331496	$0.00	0.0000000
Class A-2b Notes	$4,143,700.82	0.0331496	$0.00	0.0000000
Class A-3 Notes	$532,800,000.00	1.0000000	$515,063,184.05	0.9667102
Class A-4 Notes	$104,400,000.00	1.0000000	$104,400,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$733,802,110.36	0.4647435	$698,403,184.05	0.4423241

Pool Information
Weighted Average APR	4.912%	4.918%
Weighted Average Remaining Term	41.36	40.59
Number of Receivables Outstanding	28,341	27,542
Pool Balance	$810,875,124.54	$773,267,806.64
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$765,381,058.92	$729,982,132.61
Pool Factor	0.4816977	0.4593572

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,368.57
Yield Supplement Overcollateralization Amount	$43,285,674.03
Targeted Overcollateralization Amount	$74,864,622.59
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$74,864,622.59

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,368.57
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,368.57
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,368.57

Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	July 2026
Payment Date	8/17/2026
Transaction Month	21
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		68	$540,586.91
(Recoveries)		66	$106,509.22
Net Loss for Current Collection Period			$434,077.69
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6424%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.6964%
Second Prior Collection Period			0.5869%
Prior Collection Period			0.4197%
Current Collection Period			0.6576%
Four Month Average (Current and Prior Three Collection Periods)			0.5902%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,439	$10,636,555.09
(Cumulative Recoveries)			$1,308,075.34
Cumulative Net Loss for All Collection Periods			$9,328,479.75
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5542%

Average Realized Loss for Receivables that have experienced a Realized Loss			$7,391.63
Average Net Loss for Receivables that have experienced a Realized Loss			$6,482.61

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.19%	243	$9,222,778.22
61-90 Days Delinquent	0.22%	42	$1,729,146.21
91-120 Days Delinquent	0.05%	7	$366,306.27
Over 120 Days Delinquent	0.09%	17	$664,801.46
Total Delinquent Receivables	1.55%	309	$11,983,032.16

Repossession Inventory:
Repossessed in the Current Collection Period		22	$890,087.17
Total Repossessed Inventory		38	$1,753,662.69

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1890%
Prior Collection Period			0.2258%
Current Collection Period			0.2396%
Three Month Average			0.2182%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.75%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3570%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	July 2026
Payment Date	8/17/2026
Transaction Month	21

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	83	$3,326,351.59
2 Months Extended	127	$5,074,981.34
3+ Months Extended	28	$885,402.44

Total Receivables Extended	238	$9,286,735.37

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer